INVESTMENTS (Schedule of Short-term Investments) (Details) - Structured Deposits [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Investment Holdings [Line Items]
Original cost	¥ 100,000		¥ 45,540
Gross unrealized gains
Gross unrealized losses
Provision for decline in value
Fair value of investments	¥ 100,000	$ 14,403	¥ 45,540